Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Cost	$ 7,390	$ 6,871
Accumulated Depreciation	3,973	3,603
Property and equipment, net	3,417	3,268
Building [Member]
Property, Plant and Equipment [Line Items]
Cost	2,251	2,155
Accumulated Depreciation	137	76
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Cost	1,520	1,397
Accumulated Depreciation	1,387	1,315
Machines [Member]
Property, Plant and Equipment [Line Items]
Cost	634	633
Accumulated Depreciation	599	573
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	563	536
Accumulated Depreciation	418	404
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	1,307	1,299
Accumulated Depreciation	856	770
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	1,115	851
Accumulated Depreciation	$ 576	$ 465